Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $MN in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CUP ($MN) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to common shareholders of the Company		$ 485,410		¥ 3,379,330		¥ 1,641,958		¥ 2,493,235
Interest expenses of convertible notes | ¥						149		20,820
Incremental dilution from Huya | $MN	[1]				$MN (14,004)
Numerator for diluted income per share | ¥				¥ 3,365,326		¥ 1,642,107		¥ 2,514,055
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	[2]	1,544,396,920		1,544,396,920	1,544,396,920	1,280,847,795		1,186,460,144
Dilutive effect of share options						94,254		376,918
Dilutive effect of restricted share units		8,162,196		8,162,196	8,162,196	12,966,689		11,598,378
Dilutive effect of convertible bonds						180,668		18,202,301
Denominator for diluted calculation (in shares)	[2]	1,565,080,905		1,565,080,905	1,565,080,905	1,294,089,406		1,216,637,741
Basic net income per share (in CNY/dollars per share) | (per share)	[2]	$ 0.31		¥ 2.19		¥ 1.28		¥ 2.10
Diluted net income per share (in CNY/dollars per share) | (per share)		$ 0.31	[2]	¥ 2.15		¥ 1.27	[2]	¥ 2.07	[2]
Restricted shares
Denominator:
Dilutive effect of restricted share units		12,521,789		12,521,789	12,521,789
American Depositary Shares
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	[2]	77,219,846		77,219,846	77,219,846	64,042,390		59,323,007
Denominator for diluted calculation (in shares)	[2]	78,254,045		78,254,045	78,254,045	64,704,470		60,831,887
Basic net income per share (in CNY/dollars per share) | (per share)	[2]	$ 6.29		¥ 43.76		¥ 25.64		¥ 42.03
Diluted net income per share (in CNY/dollars per share) | (per share)		$ 6.18	[2]	¥ 43.01		¥ 25.38	[2]	¥ 41.33	[2]

[1]	In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss) attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.
[2]	Each ADS represents 20 common shares.